Accounts receivable and others (Details 3) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 387,315	R$ 294,402
Current [Member]
Disclosure of provision matrix [line items]
Trade and other receivables	378	5,642
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables		108
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables		308
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	1,216	851
Current [Member]
Disclosure of provision matrix [line items]
Trade and other receivables	57,188	49,885
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables	44,424	24,456
91 to 180 days
Disclosure of provision matrix [line items]
Trade and other receivables	8,748	12,000
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	34,954	20,555
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 240,407	R$ 180,597